Document and Entity Information	Jun. 10, 2026
Cover [Abstract]
Entity Registrant Name	Syndax Pharmaceuticals Inc
Amendment Flag	false
Entity Central Index Key	0001395937
Document Type	8-K
Document Period End Date	Jun. 10, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-37708
Entity Tax Identification Number	32-0162505
Entity Address, Address Line One	730 Third Avenue
Entity Address, Address Line Two	Floor 9
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(781)
Local Phone Number	419-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	SNDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false